UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09877
CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2007

Item 1. Schedule of Investments.
CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007

	Shares	Value

EQUITY SECURITIES - 97.0%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.*	1,017	$42,002
Hexcel Corp.*	910	19,174

		61,176

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	1,986	104,305
Expeditors International Washington, Inc.	2,353	97,179
FedEx Corp.	3,360	372,859
United Parcel Service, Inc., Class B	7,953	580,569

		1,154,912

Airlines - 0.3%
Continental Airlines, Inc., Class B*	1,072	36,309
JetBlue Airways Corp.*	1,606	18,871
Southwest Airlines Co.	9,263	138,111
UAL Corp.*	1,041	42,254
US Airways Group, Inc.*	637	19,282

		254,827

Auto Components - 0.1%
BorgWarner, Inc.	629	54,119
Gentex Corp.	1,446	28,472

		82,591

Automobiles - 0.2%
Harley-Davidson, Inc.	2,963	176,624

Beverages - 0.0%
Hansen Natural Corp.*	709	30,473

Biotechnology - 1.9%
Alkermes, Inc.*	994	14,512
Amgen, Inc.*	13,746	760,016
Amylin Pharmaceuticals, Inc.*	1,312	54,002
Biogen Idec, Inc.*	4,032	215,712
Genzyme Corp. — General Division*	2,989	192,492
Gilead Sciences, Inc.*	10,962	424,997
Millennium Pharmaceuticals, Inc.*	3,614	38,200
OSI Pharmaceuticals, Inc.*	562	20,350
PDL BioPharma, Inc.*	1,127	26,259
Vertex Pharmaceuticals, Inc.*	1,329	37,956

		1,784,496

Building Products - 0.3%
American Standard Co’s, Inc.	1,854	109,349
Lennox International, Inc.	659	22,558
Masco Corp.	4,386	124,869

		256,776

Capital Markets - 3.8%
A.G. Edwards, Inc.	886	74,911
Affiliated Managers Group, Inc.*	308	39,658
Bank of New York Co., Inc.*	8,859	367,117
BlackRock, Inc.	217	33,980
Charles Schwab Corp.	12,116	248,620
E*Trade Financial Corp.*	5,034	111,201
Eaton Vance Corp.	1,343	59,334
Federated Investors, Inc., Class B	1,135	43,505

	Shares	Value

Franklin Resources, Inc.	1,956	259,111
Goldman Sachs Group, Inc.	4,357	944,380
Investment Technology Group, Inc.*	425	18,415
Investors Financial Services Corp.	743	45,821
Jefferies Group, Inc.	1,272	34,319
Legg Mason, Inc.	1,545	151,997
Mellon Financial Corp.	4,729	208,076
Northern Trust Corp.	2,292	147,238
Nuveen Investments, Inc.	832	51,709
NYSE Euronext	2,181	160,565
SEI Investments Co.	1,512	43,909
State Street Corp.	3,921	268,196
T. Rowe Price Group, Inc.	3,021	156,760
TD Ameritrade Holding Corp.*	2,587	51,740
Waddell & Reed Financial, Inc.	835	21,718

		3,542,280

Chemicals - 0.7%
Air Products & Chemicals, Inc.	2,395	192,486
Airgas, Inc.	659	31,566
Ecolab, Inc.	2,084	88,987
Lubrizol Corp.	781	50,413
Praxair, Inc.	3,718	267,659
Sigma-Aldrich Corp.	1,212	51,716

		682,827

Commercial Banks - 6.9%
Associated Banc-Corp	1,303	42,608
BancorpSouth, Inc.	731	17,880
Bank of Hawaii Corp.	501	25,872
BB&T Corp.	6,393	260,067
Cathay General Bancorp	432	14,489
Chittenden Corp.	453	15,832
City National Corp.	461	35,078
Colonial BancGroup, Inc.	1,761	43,972
Comerica, Inc.	1,816	107,998
Commerce Bancorp, Inc.	2,133	78,900
Commerce Bancshares, Inc.	802	36,331
Compass Bancshares, Inc.	1,552	107,057
Cullen/Frost Bankers, Inc.	665	35,558
East West Bancorp, Inc.	563	21,889
Fifth Third Bancorp	5,380	213,963
First Horizon National Corp.	1,300	50,700
First Midwest Bancorp, Inc.	491	17,435
FirstMerit Corp.	736	15,405
Fulton Financial Corp.	1,708	24,629
Greater Bay Bancorp	497	13,837
Huntington Bancshares, Inc.	2,606	59,260
KeyCorp	4,592	157,643
M&T Bank Corp.	886	94,713
Marshall & Ilsley Corp.	2,710	129,077
National City Corp.	6,345	211,415
Old National Bancorp	596	9,900
Pacific Capital Bancorp	462	12,465
People’s United Financial, Inc.	1,228	21,772
PNC Financial Services Group, Inc.	4,092	292,905
Popular, Inc.	2,685	43,148
Regions Financial Corp.	8,392	277,775
Sky Financial Group, Inc.	1,306	36,385
South Financial Group, Inc.	733	16,595
SunTrust Banks, Inc.	4,173	357,793
SVB Financial Group*	340	18,057
Synovus Financial Corp.	2,991	91,824
TCF Financial Corp.	1,232	34,250
Trustmark Corp.	484	12,516
UCBH Holdings, Inc.	928	16,955
Umpqua Holdings Corp.	563	13,236

	Shares	Value

United Bankshares, Inc.	394	12,529
US Bancorp	20,714	682,526
Valley National Bancorp	1,208	27,168
Wachovia Corp.	22,523	1,154,304
Wells Fargo & Co.	37,185	1,307,797
Westamerica Bancorp	307	13,582
Whitney Holding Corp.	647	19,475
Wilmington Trust Corp.	672	27,895
Zions Bancorp	1,273	97,906

		6,430,366

Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	1,116	74,192
Brink’s Co.	442	27,355
Corporate Executive Board Co.	421	27,327
Dun & Bradstreet Corp.	661	68,070
Herman Miller, Inc.	643	20,319
HNI Corp.	401	16,441
Manpower, Inc.	1,000	92,240
Monster Worldwide, Inc.*	1,376	56,554
Pitney Bowes, Inc.	2,615	122,434
Robert Half International, Inc.	1,813	66,174
RR Donnelley & Sons Co.	2,464	107,209
United Stationers, Inc.*	311	20,725

		699,040

Communications Equipment - 4.2%
3Com Corp.*	3,883	16,037
ADC Telecommunications, Inc.*	1,141	20,915
Adtran, Inc.	640	16,621
Andrew Corp.*	1,572	22,700
Avaya, Inc.*	5,323	89,639
Ciena Corp.*	827	29,880
Cisco Systems, Inc.*	71,727	1,997,597
CommScope, Inc.*	715	41,720
F5 Networks, Inc.*	486	39,172
InterDigital Communications Corp.*	537	17,275
JDS Uniphase Corp.*	2,401	32,245
Juniper Networks, Inc.*	6,650	167,380
Motorola, Inc.	27,646	489,334
Polycom, Inc.*	1,014	34,070
QUALCOMM, Inc.	19,466	844,630
Tellabs, Inc.*	4,324	46,526

		3,905,741

Computers & Peripherals - 6.9%
Apple Inc.*	10,156	1,239,438
Avid Technology, Inc.*	416	14,706
Dell, Inc.*	23,663	675,579
Diebold, Inc.	750	39,150
EMC Corp.*	24,735	447,703
Emulex Corp.*	831	18,149
Hewlett-Packard Co.	31,823	1,419,942
Imation Corp.	343	12,643
International Business Machines Corp.	16,097	1,694,209
Lexmark International, Inc.*	1,108	54,636
NCR Corp.*	2,037	107,024
Network Appliance, Inc.*	4,278	124,918
Palm, Inc.*	934	14,953
QLogic Corp.*	1,570	26,141
SanDisk Corp.*	2,581	126,314
Seagate Technology LLC	6,454	140,504
Sun Microsystems, Inc.*	41,178	216,596
Western Digital Corp.*	2,323	44,950

		6,417,555

	Shares	Value

Construction Materials - 0.0%
Eagle Materials, Inc.	495	24,280

Consumer Finance - 1.6%
American Express Co.	12,498	764,627
AmeriCredit Corp.*	1,285	34,117
Capital One Financial Corp.	4,897	384,121
First Marblehead Corp.	647	25,000
SLM Corp.	4,864	280,069

		1,487,934

Containers & Packaging - 0.2%
AptarGroup Inc.	638	22,687
Bemis Co., Inc.	1,204	39,949
Sealed Air Corp.	1,714	53,168
Sonoco Products Co.	1,133	48,504

		164,308

Distributors - 0.1%
Genuine Parts Co.	1,948	96,621

Diversified Consumer Services - 0.1%
Corinthian Colleges, Inc.*	848	13,814
DeVry, Inc.	603	20,514
Laureate Education, Inc.*	466	28,734
Regis Corp.	447	17,098
Strayer Education, Inc.	141	18,571
Weight Watchers International, Inc.	442	22,471

		121,202

Diversified Financial Services - 5.5%
Bank of America Corp.	53,007	2,591,512
Chicago Mercantile Exchange Holdings, Inc.	382	204,126
CIT Group, Inc.	2,206	120,955
JPMorgan Chase & Co.	40,398	1,957,283
Leucadia National Corp.	1,901	67,010
Moody’s Corp.	2,740	170,428
Nasdaq Stock Market, Inc.*	1,023	30,393

		5,141,707

Diversified Telecommunication Services – 3.5%
AT&T, Inc.	72,656	3,015,224
CenturyTel, Inc.	1,143	56,064
Citizens Communications Co.	4,048	61,813
Embarq Corp.	1,696	107,476
Windstream Corp.	5,396	79,645

		3,320,222

Electric Utilities - 0.0%
Hawaiian Electric Industries, Inc.	792	18,762

Electrical Equipment - 0.8%
AMETEK, Inc.	1,212	48,092
Cooper Industries Ltd.	2,358	134,618
Emerson Electric Co.	9,455	442,494
Genlyte Group, Inc.*	246	19,321
Hubbell, Inc., Class B	514	27,869
Roper Industries, Inc.	1,040	59,384

		731,778

Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.*	4,670	179,515
Amphenol Corp.	2,098	74,794

	Shares	Value

Anixter International, Inc.*	334	25,120
Arrow Electronics, Inc.*	1,459	56,069
Avnet, Inc.*	1,672	66,278
CDW Corp.	725	61,603
Flextronics International Ltd.*	6,749	72,889
Flir Systems, Inc.*	681	31,496
Ingram Micro, Inc.*	1,729	37,537
Jabil Circuit, Inc.	1,954	43,125
Mettler-Toledo International, Inc.*	396	37,822
Molex, Inc.	741	22,237
Sanmina-SCI Corp.*	5,244	16,414
Solectron Corp.*	9,012	33,164
Tech Data Corp.*	547	21,038
Tektronix, Inc.	824	27,802
Trimble Navigation Ltd.*	1,299	41,828

		848,731

Energy Equipment & Services - 0.8%
Cameron International Corp.*	1,276	91,196
FMC Technologies, Inc.*	727	57,593
Grant Prideco, Inc.*	1,508	81,176
Noble Corp.	1,551	151,253
SEACOR Holdings, Inc.*	215	20,072
Smith International, Inc.	2,356	138,156
Superior Energy Services, Inc.*	943	37,645
Tidewater, Inc.	657	46,568
TODCO*	606	28,609
Unit Corp.*	455	28,624
Universal Compression Holdings, Inc.*	293	21,234

		702,126

Food & Staples Retailing - 2.1%
BJ’s Wholesale Club, Inc.*	656	23,636
Costco Wholesale Corp.	5,240	306,645
CVS Caremark Corp.	18,432	671,846
SUPERVALU, Inc.	2,354	109,037
SYSCO Corp.	7,309	241,124
Walgreen Co.	11,926	519,258
Whole Foods Market, Inc.	1,634	62,582

		1,934,128

Food Products - 1.0%
Corn Products International, Inc.	729	33,133
Del Monte Foods Co.*	1,963	23,870
Flowers Foods, Inc.	554	18,482
General Mills, Inc.	4,042	236,134
Hershey Co.	1,815	91,875
H.J. Heinz Co.	3,588	170,322
JM Smucker Co.	653	41,570
Kellogg Co.	2,854	147,809
McCormick & Co., Inc.	1,158	44,212
Wm. Wrigley Jr. Co.	2,568	142,036

		949,443

Gas Utilities - 0.5%
AGL Resources, Inc.	891	36,068
Atmos Energy Corp.	984	29,579
Energen Corp.	745	40,930
Equitable Resources, Inc.	1,300	64,428
Nicor, Inc.	434	18,627
Oneok, Inc.	1,153	58,123

	Shares	Value

Piedmont Natural Gas Co., Inc.	696	17,156
Questar Corp.	1,936	102,318
Southern Union Co.	1,240	40,412
WGL Holdings, Inc.	479	15,634

		423,275

Health Care Equipment & Supplies - 2.2%
Advanced Medical Optics, Inc.*	584	20,370
Beckman Coulter, Inc.	652	42,171
Becton Dickinson & Co.	2,630	195,935
Biomet, Inc.	2,537	115,992
Cooper Co’s, Inc.	438	23,354
Cytyc Corp.*	1,286	55,439
Dade Behring Holdings, Inc.	986	52,376
Dentsply International, Inc.	1,516	58,002
Edwards Lifesciences Corp.*	575	28,371
Gen-Probe, Inc.*	507	30,633
Hologic, Inc.*	519	28,706
Hospira, Inc.*	1,786	69,725
Idexx Laboratories, Inc.*	306	28,957
Intuitive Surgical, Inc.*	408	56,618
Kinetic Concepts, Inc.*	523	27,180
Medtronic, Inc.	13,618	706,230
Mentor Corp.	411	16,720
ResMed, Inc.*	872	35,979
Respironics, Inc.*	834	35,520
St. Jude Medical, Inc.*	4,032	167,288
Stryker Corp.	3,338	210,594
Varian Medical Systems, Inc.*	1,377	58,536

		2,064,696

Health Care Providers & Services - 1.9%
AMERIGROUP Corp.*	508	12,090
AmerisourceBergen Corp.	2,105	104,134
Cardinal Health, Inc.	4,577	323,319
Cigna Corp.	3,516	183,606
Coventry Health Care, Inc.*	1,817	104,750
DaVita, Inc.*	1,181	63,632
Express Scripts, Inc.*	2,618	130,926
Health Management Associates, Inc.	2,533	28,775
Health Net, Inc.*	1,333	70,382
Healthways, Inc.*	340	16,106
Henry Schein, Inc.*	929	49,636
Laboratory Corp. of America Holdings*	1,376	107,686
LifePoint Hospitals, Inc.*	529	20,462
Lincare Holdings, Inc.*	923	36,782
Magellan Health Services, Inc.*	364	16,915
McKesson Corp.	3,384	201,822
Omnicare, Inc.	1,275	45,977
Patterson Co’s, Inc.*	1,360	50,687
Quest Diagnostics, Inc.	1,719	88,786
Sierra Health Services, Inc.*	504	20,956
Universal Health Services, Inc., Class B	497	30,566
VCA Antech, Inc.*	952	35,881
WellCare Health Plans, Inc.*	341	30,864

		1,774,740

Health Care Technology - 0.1%
Cerner Corp.*	706	39,162
IMS Health, Inc.	2,283	73,353

		112,515

Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	1,305	38,197
Cheesecake Factory, Inc.*	738	18,096
Darden Restaurants, Inc.	1,409	61,982

	Shares	Value

Gaylord Entertainment Co.*	397	21,295
Panera Bread Co.*	295	13,588
Ruby Tuesday, Inc.	572	15,061
Starbucks Corp.*	8,486	222,672

		390,891

Household Durables - 0.7%
American Greetings Corp.	525	14,873
Black & Decker Corp.	722	63,760
D.R. Horton, Inc.	3,125	62,282
Garmin Ltd.	1,321	97,715
Harman International Industries, Inc.	719	83,979
KB Home	833	32,795
MDC Holdings, Inc.	341	16,491
NVR, Inc.*	51	34,667
Pulte Homes, Inc.	2,247	50,445
Ryland Group, Inc.	430	16,069
Snap-On, Inc.	684	34,549
Standard-Pacific Corp.	636	11,149
Stanley Works	976	59,243
Whirlpool Corp.	891	99,079

		677,096

Household Products - 3.3%
Church & Dwight Co., Inc.	739	35,812
Colgate-Palmolive Co.	6,104	395,845
Kimberly-Clark Corp.	5,378	359,734
Procter & Gamble Co.	37,416	2,289,485

		3,080,876

Industrial Conglomerates - 0.8%
3M Co.	7,722	670,192
Carlisle Co’s, Inc.	602	27,999
Teleflex, Inc.	459	37,537

		735,728

Insurance - 6.9%
ACE Ltd.	3,831	239,514
Aflac, Inc.	5,749	295,499
Ambac Financial Group, Inc.	1,169	101,925
American Financial Group, Inc.	682	23,290
American International Group, Inc.	26,860	1,881,006
American National Insurance Co.	154	23,500
AON Corp.	3,035	129,321
Arch Capital Group Ltd.*	408	29,596
Arthur J Gallagher & Co.	948	26,430
Axis Capital Holdings Ltd.	1,676	68,129
Brown & Brown, Inc.	1,116	28,056
Chubb Corp.	4,742	256,732
Cincinnati Financial Corp.	1,744	75,690
Commerce Group, Inc.	601	20,867
Conseco, Inc.*	1,505	31,439
Endurance Specialty Holdings Ltd.	582	23,303
Erie Indemnity Co.	508	27,452
Everest Re Group Ltd.	742	80,611
First American Corp.	949	46,975
Hanover Insurance Group, Inc.	502	24,493
Hartford Financial Services Group, Inc.	3,662	360,744
HCC Insurance Holdings, Inc.	1,265	42,264
Lincoln National Corp.	3,172	225,053
Markel Corp.*	117	56,694
MBIA, Inc.	1,489	92,646
Mercury General Corp.	258	14,218
Montpelier Re Holdings Ltd.	1,006	18,651

	Shares	Value

Nationwide Financial Services	620	39,196
Ohio Casualty Corp.	605	26,203
PartnerRe Ltd.	597	46,268
Philadelphia Consolidated Holding Corp.*	583	24,369
Phoenix Co’s, Inc.	1,109	16,646
Platinum Underwriters Holdings Ltd.	583	20,259
Principal Financial Group, Inc.	3,079	179,475
Progressive Corp.	7,864	188,186
Protective Life Corp.	633	30,264
Prudential Financial, Inc.	5,621	546,530
RenaissanceRe Holdings Ltd.	716	44,385
Safeco Corp.	1,224	76,206
StanCorp Financial Group, Inc.	537	28,182
The Travelers Co’s, Inc.	7,757	415,000
Torchmark Corp.	1,131	75,777
Unitrin, Inc.	439	21,590
Unum Group	3,917	102,273
White Mountains Insurance Group Ltd.	83	50,300
Willis Group Holdings Ltd.	1,267	55,824
WR Berkley Corp.	2,041	66,414
XL Capital Ltd.	1,983	167,147

		6,464,592

Internet & Catalog Retail - 0.5%
Amazon.Com, Inc.*	3,516	240,530
Expedia, Inc.*	2,469	72,317
Liberty Media Corp. — Interactive*	7,180	160,329
NetFlix, Inc.*	586	11,362
NutriSystem, Inc.*	383	26,749

		511,287

Internet Software & Services - 2.5%
Akamai Technologies, Inc.*	1,830	89,011
Digital River, Inc.*	388	17,557
eBay, Inc.*	11,938	384,165
Google, Inc.*	2,711	1,418,883
HLTH Corp.*	1,582	22,164
Yahoo!, Inc.*	15,032	407,818

		2,339,598

IT Services - 1.9%
Acxiom Corp.	653	17,272
Automatic Data Processing, Inc.	6,509	315,491
BISYS Group, Inc.*	1,183	13,995
Ceridian Corp.*	1,534	53,690
Checkfree Corp.*	745	29,949
Cognizant Technology Solutions Corp.*	1,693	127,127
Convergys Corp.*	1,575	38,178
DST Systems, Inc.*	545	43,169
Electronic Data Systems Corp.	5,964	165,382
Fidelity National Information Services, Inc.	2,269	123,161
First Data Corp.	8,873	289,881
Fiserv, Inc.*	1,952	110,874
Global Payments, Inc.	784	31,086
Iron Mountain, Inc.*	1,890	49,386
MoneyGram International, Inc.	839	23,450
Paychex, Inc.	3,971	155,345
Unisys Corp.*	3,917	35,801
Western Union Co.	8,737	181,992

		1,805,229

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	3,277	91,199
Mattel, Inc.	4,648	117,548
Pool Corp.	520	20,295

		229,042

	Shares	Value

Life Sciences — Tools & Services - 0.3%
Affymetrix, Inc.*	664	16,527
Applera Corp. — Applied Biosystems Group	2,095	63,981
Invitrogen Corp.*	519	38,276
Millipore Corp.*	606	45,505
Nektar Therapeutics*	881	8,361
Pharmaceutical Product Development, Inc.	1,173	44,891
Techne Corp.*	367	20,996
Varian, Inc.*	305	16,723
Waters Corp.*	1,094	64,940

		320,200

Machinery - 2.1%
AGCO Corp.*	1,032	44,799
Briggs & Stratton Corp.	507	16,001
CLARCOR, Inc.	507	18,977
Cummins, Inc.	1,075	108,801
Danaher Corp.	2,755	208,002
Deere & Co.	2,670	322,376
Donaldson Co., Inc.	712	25,312
Dover Corp.	2,396	122,555
Flowserve Corp.*	646	46,254
Gardner Denver, Inc.*	515	21,913
Graco, Inc.	680	27,390
Harsco Corp.	949	49,348
IDEX Corp.	781	30,100
Illinois Tool Works, Inc.	5,573	302,001
Kennametal, Inc.	390	31,992
Lincoln Electric Holdings, Inc.	391	29,028
PACCAR, Inc.	2,946	256,420
Pall Corp.	1,310	60,247
Parker Hannifin Corp.	1,320	129,241
Pentair, Inc.	999	38,531
Terex Corp.*	1,163	94,552
Toro Co.	415	24,439

		2,008,279

Marine - 0.0%
Kirby Corp.*	519	19,924

Media - 2.9%
Belo Corp.	887	18,263
Discovery Holding Co.*	3,064	70,441
Dow Jones & Co., Inc.	512	29,414
E.W. Scripps Co.	854	39,019
EchoStar Communications Corp.*	2,289	99,274
Getty Images, Inc.*	481	22,997
Harte-Hanks, Inc.	529	13,585
John Wiley & Sons, Inc.	536	25,883
Lamar Advertising Co.	782	49,078
Liberty Global, Inc.*	2,249	92,299
Liberty Media Corp. — Capital*	1,532	180,286
McGraw-Hill Co.’s Inc.	4,024	273,954
Meredith Corp.	397	24,455
New York Times Co.	1,634	41,504
Omnicom Group, Inc.	3,900	206,388
RH Donnelley Corp.*	746	56,532
Sirius Satellite Radio, Inc.*	13,383	40,417
Time Warner, Inc.	44,654	939,520
Valassis Communications, Inc.*	468	8,045
Viacom, Inc. Class B*	6,973	290,286
Virgin Media, Inc.	3,050	74,329
Washington Post Co., Class B	64	49,670
XM Satellite Radio Holdings, Inc.*	3,157	37,158

		2,682,797

	Shares	Value

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	707	39,776
Worthington Industries, Inc.	707	15,306

		55,082

Multiline Retail - 1.3%
Big Lots, Inc.*	1,155	33,980
Dollar General Corp.	3,565	78,145
Dollar Tree Stores, Inc.*	1,040	45,292
Family Dollar Stores, Inc.	1,505	51,651
Kohl’s Corp.*	3,339	237,169
Nordstrom, Inc.	2,568	131,276
Saks, Inc.	1,182	25,236
Target Corp.	9,158	582,449

		1,185,198

Multi-Utilities - 0.3%
Aquila, Inc.*	3,679	15,047
Integrys Energy Group, Inc.	829	42,055
KeySpan Corp.	1,994	83,708
MDU Resources Group, Inc.	1,750	49,070
NiSource, Inc.	3,094	64,077
OGE Energy Corp.	1,029	37,713
Puget Energy, Inc.	1,132	27,372

		319,042

Office Electronics - 0.2%
Xerox Corp.*	11,039	204,001
Zebra Technologies Corp.*	693	26,847

		230,848

Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc.*	509	19,744
Chesapeake Energy Corp.	5,137	177,740
Cimarex Energy Co.	814	32,080
Denbury Resources, Inc.*	1,361	51,038
EOG Resources, Inc.	2,877	210,194
Helix Energy Solutions Group, Inc.*	975	38,912
Overseas Shipholding Group, Inc.	293	23,850
Pioneer Natural Resources Co.	1,444	70,337
Plains Exploration & Production Co.*	755	36,097
Quicksilver Resources, Inc.*	540	24,073
Range Resources Corp.	1,730	64,719
Southwestern Energy Co.*	1,910	84,995
St Mary Land & Exploration Co.	739	27,062
XTO Energy, Inc.	4,340	260,834

		1,121,675

Paper & Forest Products - 0.2%
Weyerhaeuser Co.	2,544	200,798

Personal Products - 0.3%
Alberto-Culver Co.	872	20,684
Avon Products, Inc.	5,083	186,800
Estee Lauder Co.’s, Inc.	1,336	60,802
NBTY, Inc.*	596	25,747

		294,033

	Shares	Value

Pharmaceuticals - 5.9%
Allergan, Inc.	3,456	199,204
Barr Pharmaceuticals, Inc.*	1,172	58,870
Bristol-Myers Squibb Co.	23,095	728,878
Endo Pharmaceuticals Holdings, Inc.*	1,471	50,352
Forest Laboratories, Inc.*	3,622	165,344
Johnson & Johnson	34,166	2,105,309
Medicis Pharmaceutical Corp.	536	16,370
MGI Pharma, Inc.*	773	17,292
Pfizer, Inc.	83,513	2,135,427

		5,477,046

Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	2,259	54,916
CB Richard Ellis Group, Inc.*	2,293	83,695
Forest City Enterprises, Inc.	661	40,638
Jones Lang LaSalle, Inc.	416	47,216
St Joe Co.	785	36,377

		262,842

Road & Rail - 0.1%
Avis Budget Group, Inc.*	1,061	30,164
Con-way, Inc.	472	23,713
Kansas City Southern*	745	27,968
Ryder System, Inc.	610	32,818

		114,663

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc.*	6,058	86,629
Altera Corp.	4,077	90,224
Analog Devices, Inc.	3,837	144,425
Applied Materials, Inc.	16,461	327,080
Atmel Corp.*	4,420	24,575
Cymer, Inc.*	387	15,557
Cypress Semiconductor Corp.*	1,645	38,312
Fairchild Semiconductor International, Inc.*	1,197	23,126
FormFactor, Inc.*	418	16,009
Integrated Device Technology, Inc.*	1,975	30,158
Intel Corp.	68,542	1,628,558
Intersil Corp.	1,578	49,644
Kla-Tencor Corp.	2,203	121,055
Lam Research Corp.*	1,626	83,576
Linear Technology Corp.	2,991	108,214
LSI Corp.*	8,753	65,735
Marvell Technology Group Ltd.*	5,267	95,912
MEMC Electronic Materials, Inc.*	2,031	124,135
Microchip Technology, Inc.	2,437	90,267
Micron Technology, Inc.*	8,627	108,096
National Semiconductor Corp.	3,644	103,016
Novellus Systems, Inc.*	1,339	37,987
Nvidia Corp.*	4,276	176,642
PMC — Sierra, Inc.*	2,059	15,916
Silicon Laboratories, Inc.*	511	17,686
Teradyne, Inc.*	1,954	34,351
Texas Instruments, Inc.	16,969	638,544
Varian Semiconductor Equipment Associates, Inc.*	1,060	42,464
Xilinx, Inc.	3,510	93,963

		4,431,856

	Shares	Value

Software - 5.0%
Adobe Systems, Inc.*	6,934	278,400
Amdocs Ltd.*	2,164	86,170
Autodesk, Inc.*	2,724	128,246
BEA Systems, Inc.*	4,100	56,129
BMC Software, Inc.*	2,338	70,841
Broadridge Financial Solutions, Inc.*	1,525	29,158
Cadence Design Systems, Inc.*	2,986	65,573
Check Point Software Technologies Ltd.*	1,812	41,332
Citrix Systems, Inc.*	2,083	70,135
Compuware Corp.*	3,682	43,669
Electronic Arts, Inc.*	3,545	167,749
FactSet Research Systems, Inc.	496	33,902
Fair Isaac Corp.	643	25,797
Intuit, Inc.*	3,525	106,032
Jack Henry & Associates, Inc.	844	21,733
MICROS Systems, Inc.*	383	20,835
Microsoft Corp.	100,127	2,950,743
NAVTEQ Corp.*	1,059	44,838
Novell, Inc.*	3,340	26,019
Parametric Technology Corp.*	1,094	23,641
Red Hat, Inc.*	2,105	46,899
Salesforce.com, Inc.*	1,004	43,031
Sybase, Inc.*	884	21,119
Symantec Corp.*	10,895	220,079
Synopsys, Inc.*	1,601	42,314
TIBCO Software, Inc.*	2,072	18,752

		4,683,136

Specialty Retail - 3.2%
Advance Auto Parts, Inc.	1,115	45,191
Barnes & Noble, Inc.	523	20,120
Bed Bath & Beyond, Inc.*	3,116	112,145
Best Buy Co., Inc.	4,545	212,115
Borders Group, Inc.	637	12,141
Carmax, Inc.*	2,547	64,949
Chico’s FAS, Inc.*	1,848	44,980
GameStop Corp.*	1,734	67,799
Gap, Inc.	6,758	129,078
Guitar Center, Inc.*	256	15,311
Home Depot, Inc.	23,339	918,390
Lowe’s Co.’s, Inc.	17,743	544,533
Limited Brands, Inc.	4,023	110,431
Office Depot, Inc.*	3,183	96,445
O’Reilly Automotive, Inc.*	1,254	45,834
PetSmart, Inc.	1,474	47,831
RadioShack Corp.	1,535	50,870
Ross Stores, Inc.	1,510	46,508
Staples, Inc.	8,364	198,478
TJX Co’s, Inc.	5,362	147,455
Tractor Supply Co.*	340	17,697
Williams-Sonoma, Inc.*	918	28,990

		2,977,291

Textiles, Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	1,183	33,420
Nike, Inc., Class B	3,979	231,936
Phillips-Van Heusen Corp.	631	38,220
Timberland Co.*	507	12,771

		316,347

Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	900	22,536
Downey Financial Corp.	204	13,460
First Niagara Financial Group, Inc.	1,095	14,345
Freddie Mac	7,897	479,348
Hudson City Bancorp, Inc.	5,570	68,065
IndyMac Bancorp, Inc.	676	19,719
MGIC Investment Corp.	920	52,311
New York Community Bancorp, Inc.	3,350	57,017
PMI Group, Inc.	993	44,357

	Shares	Value

Radian Group, Inc.	867	46,818
Sovereign Bancorp, Inc.	3,733	78,916
Washington Federal, Inc.	853	20,736
Washington Mutual, Inc.	10,405	443,669
Webster Financial Corp.	619	26,413

		1,387,710

Trading Companies & Distributors - 0.3%
Fastenal Co.	1,658	69,404
MSC Industrial Direct Co.	480	26,400
United Rentals, Inc.*	870	28,310
W.W. Grainger, Inc.	834	77,604
WESCO International, Inc.*	559	33,791

		235,509

Water Utilities - 0.0%
Aqua America, Inc.	1,299	29,215

Wireless Telecommunication Services - 0.9%
Alltel Corp.	4,108	277,495
American Tower Corp.*	4,865	204,330
Crown Castle International Corp.*	2,559	92,815
Leap Wireless International, Inc.*	521	44,024
NII Holdings, Inc.*	1,740	140,488
SBA Communications Corp.*	1,136	38,158
Telephone & Data Systems, Inc.	503	31,473

		828,783

Total Equity Securities (Cost $74,540,893)		90,812,765

	Principal
	Amount

U.S. Government Agencies and Instrumentalities - 2.2%
Federal Home Loan Bank Discount Notes, 7/2/07	$2,000,000	1,999,733

Total U.S. Government Agencies and Instrumentalities (Cost $1,999,733)		1,999,733

U.S. Treasury — 0.2%
United States Treasury Bill, 8/2/07 (l)	200,000	199,120

Total U.S. Treasury (Cost $199,120)		199,120

TOTAL INVESTMENTS (Cost $76,739,746) - 99.4%		93,011,618
Other assets and liabilities, net — 0.6%		575,664

NET ASSETS — 100%		$93,587,282

			Underlying
			Face	Unrealized
	# of	Expiration	Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:
NASDAQ 100 Index^	2	09/07	$391,200	$7,547
S&P 500 Index^	4	09/07	1,515,400	7,724

Total Purchased				$15,271

*	Non-income producing security.

(l)	Collateral for futures contracts.

^	Futures collateralized by 100,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2007 there were no securities fair valued under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.

Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The cost of investments owned at June 30, 2007 for federal income tax purposes was $80,494,193. Net unrealized appreciation aggregated $12,517,425 of which $16,419,808 related to appreciated securities and $3,902,383 related to depreciated securities.
Net realized capital loss carryforwards for federal income tax purposes of $34,783, $1,114,446, $1,821,069, $900,355, and $534,245 at September 30, 2006 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011, September 2012, and September 2014 respectively.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date:	August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby D. Wayne Silby — President

Date:	August 28, 2007

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer

Date:	August 28, 2007

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 28, 2007